SHARE CAPITAL AND RESERVES (Details 10) - Derivative liability	12 Months Ended
Nov. 30, 2018 $ / shares
Disclosure of financial liabilities [line items]
Risk-free interest rate	2.08%
Dividend yield	0.00%
Expected life	2 years 3 months
Volatility	102.00%
Weighted average fair value per option	$ 1.11